Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
South African operations | Later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate		5.50%	5.25%
South African operations | – 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	6.59%	6.55%	5.11%
Discount rates2	9.30%	5.50%	4.90%
South African operations | – one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates2	9.20%	8.30%	7.30%
South African operations | – six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates2	10.60%	9.90%	9.00%
South African operations | – ten years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates2	12.10%	10.90%	10.30%
South African operations | Between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.65%	5.20%	4.99%
South African operations | Due between two to three years5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.68%
South African operations | Long term year 4 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.64%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.84%	5.33%	4.45%
Discount rates2	9.33%	8.45%	6.20%